PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2012
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets Disclosure [Text Block]

6.    PREPAID EXPENSES AND OTHER CURRENT ASSETS

The Company’s prepaid expenses and other current assets consisted of the following:

	December 31, 2011	June 30, 2012
VAT receivables	€111	€49
Other prepaid expenses and current assets	377	419
Total prepaid expenses and current assets	€488	€468

The value added tax (VAT) receivables represent the tax on the value of consumption. VAT has no effect on the Company’s operating results, as payments and receipts are allowed to be netted against each other in periodic filings with the tax authorities. The VAT payment system is a “custodial” relationship. VAT liabilities are generated when the Company invoices customers, including the VAT amount, and VAT receivables are created when the Company purchases goods and services subject to VAT. The decrease in VAT receivables is due to the utilization of €100 to offset the payment of an equivalent amount of social charges and withholding taxes and, €38 as an increase in VAT receivables which may be claimed back to offset an equivalent amount of social security charges and withholding tax.

Other prepaid expenses and current assets refer mainly to advances to vendors and prepaid premiums to insurance companies.